Summary of Significant Accounting Policies - Summary Of Customer Operating Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 2,801,768	$ 406,218	¥ 3,205,914	¥ 3,027,948
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 963,598		¥ 1,171,007	¥ 1,792,888
Concentration Risk, Percentage	34.39%	34.39%	36.53%	59.20%
Customer A | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 54,710		¥ 240,650	¥ 602,985
Concentration Risk, Percentage	1.95%	1.95%	7.51%	19.91%
Customer B | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 231,026		¥ 457,995	¥ 753,456
Concentration Risk, Percentage	8.25%	8.25%	14.29%	24.88%
Customer C | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 320,660		¥ 367,434	¥ 335,514
Concentration Risk, Percentage	11.44%	11.44%	11.46%	11.08%
Customer D | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 357,202		¥ 104,928	¥ 100,933
Concentration Risk, Percentage	12.75%	12.75%	3.27%	3.33%